Fees Summary	Oct. 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 41,151,600.00
Previously Paid Amount	0.00
Total Fee Amount	3,580.19
Total Offset Amount	0.00
Net Fee	$ 3,580.19
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	false